Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 24,549,357	$ 20,932,880
True up match contribution receivable	(96,609)	(87,265)
Net assets available for benefits per the Form 5500	$ 24,452,748	$ 20,845,615